Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 158,821	$ 145,341
Restricted cash	19,030	18,107
Accounts receivable, net	25,289	27,235
Inventories	15,462	15,161
Prepaid expenses and other current assets	37,250	32,944
Income taxes receivable	1,380	1,243
Deferred income taxes and current tax assets	0	1,919
Total current assets	257,232	241,950
Property and equipment, net	2,225,342	2,286,108
Other assets, net	48,341	52,050
Intangible assets, net	890,054	934,249
Goodwill, net	685,310	685,310
Investment in unconsolidated subsidiary held for sale	244,621	222,717
Total assets	4,350,900	4,422,384
Current liabilities
Current maturities of long-term debt	29,750	29,753
Accounts payable	75,803	85,089
Accrued liabilities	249,518	239,266
Deferred income taxes	0	3,087
Total current liabilities	355,071	357,195
Long-term debt, net of current maturities and debt issuance costs	3,239,799	3,375,098
Deferred income taxes	162,189	142,263
Other long-term tax liabilities	3,085	28,651
Other liabilities	82,745	81,090
Commitments and contingencies (Note 10)
Stockholders’ equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized	0	0
Common stock, $0.01 par value, 200,000,000 shares authorized; 111,614,420 and 109,277,060 shares outstanding	1,117	1,093
Additional paid-in capital	945,041	922,112
Retained earnings (accumulated deficit)	(437,881)	(485,115)
Accumulated other comprehensive income (loss)	(316)	(53)
Total Boyd Gaming Corporation stockholders’ equity	507,961	438,037
Noncontrolling interest	50	50
Total stockholders’ equity	508,011	438,087
Total liabilities and stockholders’ equity	$ 4,350,900	$ 4,422,384